Annual Fund Operating Expenses - Xtrackers MSCI Emerging Markets Hedged Equity ETF - Xtrackers MSCI Emerging Markets Hedged Equity ETF	Oct. 01, 2021
Operating Expenses:
Management fee	0.65%
Other Expenses	none
Total annual fund operating expenses	0.65%